Business Combination (Tables)	12 Months Ended
Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Schedule of Statement of Cash Flows
Investing activities: Representing cash payments up to the amount of INR 610,383 recognised for the acquisition–date fair value of the contingent consideration less payment contingent consideration of INR 200,000 during year ended March 31, 2019	410,383
Operating Activities: Representing cash payment for contingent consideration in excess of the amount that was recorded on the acquisition date	389,617
Total	800,000

Air travel bureau limited [member]
IfrsStatementLineItems [Line Items]
Schedule of reconciliation of fair value measurement of the contingent consideration liability

A reconciliation of fair value measurement of the contingent consideration liability is provided below:

As at April 1, 2017	-
Liability arising on business combination	610,383
Unrealised fair value changes recognised in profit or loss	294,344
As at March 31, 2018	904,727
Unrealised fair value changes recognised in profit or loss	485,282
Advance paid	200,000
As at March 31, 2019	1,190,009
Unrealised fair value changes recognised in profit or loss	(390,009)
As at March 31, 2020	800,000
Final payment*	(800,000)
As at March 31, 2021	-

*	Contingent consideration paid of INR 800,000 is presented in Statement of Cash flows as follow: